Income Taxes (Details) - Schedule of components of company's deferred tax assets and liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Tax losses carry forwards	$ 682,095,000	$ 678,334,000
Inventory related	2,241,000	157,000
Intangible assets	16,990,000	11,321,000
Provision for employee related obligations	703,000	927,000
Stock-based compensation	8,803,000	10,242,000
Deferred revenue	3,742,000	1,575,000
Allowance for credit losses	119,000	66,000
Research and development credit carry forwards	20,368,000	17,658,000
Research and development capitalization (including Section 174)	19,384,000	11,454,000
Deferred Tax Assets, Equity Method Investments	1,406,000	0
Deferred tax assets (under "Other non-current assets")	5,320,000	0
Gross deferred tax assets	761,171,000	731,734,000
Valuation allowance	(737,560,000)	(699,694,000)
Total deferred tax assets	23,611,000	32,040,000
Deferred tax liabilities
Intangibles assets	(8,803,000)	(10,988,000)
Property, plant and equipment	(14,228,000)	(14,652,000)
Basis difference in equity method investment	0	(8,852,000)
Other items	0	(1,903,000)
Total deferred tax liabilities	(23,031,000)	(36,395,000)
Net deferred tax assets (liabilities)	$ 580,000	$ (4,355,000)